Stockholders' Equity - Summary of Common Stock Issuances (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended	12 Months Ended
	Dec. 28, 2015	Jul. 01, 2015	Jun. 11, 2015	Jun. 04, 2015	Jun. 02, 2015	Mar. 26, 2015	Mar. 02, 2015	Jan. 30, 2015	Jan. 16, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Consideration (in Dollars)											$ 62,029	$ 167,885
Repurchased, shares	(10,000)
Repurchased, amount	$ (20)
Repurchased, per share amount	$ 1.98
Restricted Stock Units (RSUs)
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold						500,000	18,700,000
Employee Stock Options
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold										78,750
Consideration (in Dollars)										$ 29
Employee Stock Options | Minimum
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Consideration (in Dollars per share)										$ 0.30	$ 0.30
Employee Stock Options | Maximum
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Consideration (in Dollars per share)										$ 0.44	0.44
RE Capital Pte Ltd
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold					2,849,741
Consideration (in Dollars)					$ 5,500
Consideration (in Dollars per share)					$ 1.93
Huang Zheng
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold				338,679
Consideration (in Dollars)				$ 726
Consideration (in Dollars per share)				$ 2.14
Solar Juice Pty Ltd.
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold			14,073,354
Consideration (in Dollars)			$ 15,578
Consideration (in Dollars per share)			$ 1.11
Forwin
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold									5,000,000
Consideration (in Dollars)									$ 10,000
Consideration (in Dollars per share)									$ 2.00
Central Able
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold								2,500,000
Consideration (in Dollars)								$ 5,000
Consideration (in Dollars per share)								$ 2.00
CECEP HK
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold								5,722,977
Consideration (in Dollars)								$ 8,269
Consideration (in Dollars per share)								$ 1.44
Yes Yield Investments Limited
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold		9,260,000								3,703,704
Consideration (in Dollars)		$ 25,000								$ 10,000
Consideration (in Dollars per share)		$ 2.70								$ 2.70	2.70
Brilliant King
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold										6,000,000
Consideration (in Dollars)										$ 12,000
Consideration (in Dollars per share)										$ 2.00	2.00
Poseidon
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold										1,500,000
Consideration (in Dollars)										$ 3,000
Consideration (in Dollars per share)										$ 2.00	$ 2.00